Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities, Current [Abstract]
Accrued contingent consideration and milestone payments	$ 142,604	$ 27,820
Accrued expenses and other liabilities	93,204	103,449
Payroll and related accruals	66,866	66,871
Restructuring	62,227	6,850
Deferred revenue	48,525	45,358
Operating lease liabilities	18,739
Accrued royalties	5,481	5,469
Accrued interest on long-term debt	5,257	6,200
Cash collateral	1,400	1,000
Total accrued and other current liabilities	$ 444,303	$ 263,017